Share-based compensation - Additional Information (Detail) - CAD ($) $ / shares in Units, $ in Millions			12 Months Ended
	Aug. 01, 2021	May 01, 2021	Dec. 31, 2021	Dec. 31, 2020
Disclosure of classes of share capital [line items]
Weighted average share price			$ 5.21	$ 0.87
Employer contributions to employee retirement savings plan percentage of employee contribution			$1.00 for each $1.00 of employee contribution
Percentage of employees contribution			10.00%
Employer contribution per share	$ 0.50	$ 0.50
Employee [Member]
Disclosure of classes of share capital [line items]
Employer contribution per share	$ 1.00	$ 1.00
Employee [Member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Percentage of employees contribution	10.00%
Employee [Member] | Top of range [member]
Disclosure of classes of share capital [line items]
Percentage of employees contribution	25.00%
Officers [Member]
Disclosure of classes of share capital [line items]
Percentage of employees contribution	50.00%
Deferred share unit [member]
Disclosure of classes of share capital [line items]
Share based compensation current liability			$ 10.7	$ 1.9
Performance Share Unit Plan [member]
Disclosure of classes of share capital [line items]
Share based compensation current liability			0.2
Share based compensation noncurrent liability			4.2
Share based compensation Recognized liabilities			4.4	0.1
Non Treasury Incentive Awards Plan [Member]
Disclosure of classes of share capital [line items]
Share based compensation current liability			1.4
Share based compensation noncurrent liability			1.1
Share based compensation Recognized liabilities			$ 2.5	$ 0.0